Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Instruments
NOTE 8.	FINANCIAL INSTRUMENTS

A.	Accounting classifications and fair values of financial instruments
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of December 31, 2019 and 2018. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.
Further, for the current year, the fair value of disclosure of lease liabilities is also not required.

	Carrying amount									Fair value hierarchy
As of December 31, 2019	FVTPL		FVOCI –debt instruments	FVOCI –equity instruments	Financial assets at amortized cost		Other financial liabilities	Total carrying amount		Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	Ps.	11,496,330	—	—		—	—		11,496,330	—	11,496,330	—	11,496,330
Equity instruments (i)		—	—	346,563		—	—		346,563	—	346,563	—	346,563

Total	Ps.	11,496,330	—	346,563		—	—		11,842,893

Financial assets not measured at fair value
Cash and cash equivalents	Ps.	—	—	—		60,621,631	—		60,621,631	—	—	—	—
Customers, net		—	—	—		89,263,870	—		89,263,870	—	—	—	—
Employees and officers		—	—	—	.	3,667,242	—	.	3,667,242	—	—	—	—
Sundry debtors		—	—	—		27,748,849	—		27,748,849	—	—	—	—
Investments in joint ventures, associates and other		—	—	—		14,874,579	—		14,874,579	—	—	—	—
Long-term notes receivable		—	—	—		127,475,276	—		127,475,276	—	—	—	—
Other assets		—	—	—		3,451,096	—		3,451,096	—	—	—	—

Total	Ps.	—	—	—		327,102,543	—		327,102,543

Financial liabilities measured at fair value
Derivative financial instruments	Ps.	(16,650,171)	—	—		—	—		(16,650,171)	—	(16,650,171)	—	(16,650,171)
Total	Ps.	(16,650,171)	—	—		—	—		(16,650,171)
Financial liabilities not measured at fair value
Suppliers	Ps.	—	—	—		—	(208,034,407)		(208,034,407)	—	—	—	—
Accounts and accrued expenses payable		—	—	—		—	(26,055,151)		(26,055,151)	—	—	—	—
Leases		—	—	—		—	(68,148,627)		(68,148,627)	—	—	—	—
Debt		—	—	—		—	(1,983,174,088)		(1,983,174,088)	—	(2,035,079,540)	—	(2,035,079,540)

Total	Ps.	—	—	—		—	(2,285,412,273)		(2,285,412,273)	—

(i)	Related to our participation in TAG Pipeline Sur, S. de R.L. de C.V.

	Carrying amount								Fair value hierarchy
As of December 31, 2018	FVTPL		FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount		Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	Ps.	22,382,277	—	—	—	—	Ps.	22,382,277	—	22,382,277	—	22,382,277
Equity instruments		—	—	245,440	—	—		245,440	—	245,440	—	245,440

Total	Ps.	22,382,277	—	245,440	—	—	Ps.	22,627,717

Financial assets not measured at fair value
Cash and cash equivalents	Ps.	—	—	—	81,912,409	—	Ps.	81,912,409	—	—	—	—
Customers, net		—	—	—	87,740,515	—		87,740,515	—	—	—	—
Sundry debtors		—	—	—	26,323,568	—		26,323,568
Employees and officers		—	—	—	6,333,216	—		6,333,216
Investments in joint ventures, associates and other		—	—	—	16,841,545	—		16,841,545	—	—	—	—
Long-term notes receivable		—	—	—	157,982,449	—		157,982,449	—	—	—	—
Total	Ps.	—	—	—	377,133,702	—	Ps.	377,133,702
Financial liabilities measured at fair value
Derivative financial instruments	Ps.	(15,895,245)	—	—	—	—	Ps.	(15,895,245)	—	(15,895,245)	—	(15,895,245)

Total	Ps.	(15,895,245)	—	—	—	—	Ps.	(15,895,245)

Financial liabilities not measured at fair value
Suppliers	Ps.	—	—	—	—	(149,842,712)	Ps.	(149,842,712)	—	—	—	—
Accounts and accrued expenses payable		—	—	—	—	(24,917,669)		(24,917,669)	—	—	—	—
Debt		—	—	—	—	(2,082,286,116)		(2,082,286,116)	—	(1,913,377,218)	—	(1,913,377,218)

Total	Ps.	—	—	—	—	(2,257,046,497)		Ps. (2,257,046,497)

Debt is valued and registered at amortized cost and the fair value of debt is estimated using quotes from major market sources which are then adjusted internally using standard market pricing models. As a result of relevant assumptions, the estimated fair value does not necessarily represent the actual terms at which existing transactions could be liquidated or unwound.
As of December 31, 2019 and 2018, PEMEX had monetary assets and liabilities denominated in foreign currency as indicated below:

As of December 31, 2019
Foreign currency
	Asset	Liability	Net Asset (Liability)	Exchange rate		Equivalent in Mexican Pesos
U.S. dollar	11,817,320	76,053,967	(64,236,647)	18.	8452		$(1,210,552,454)
Euro	1,974	27,932,908	(27,930,934)	21.	1537		(590,842,588)
Pounds sterling	29	1,575,918	(1,575,889)	24.	9586		(39,331,978)
Japanese yen	—	221,975,145	(221,975,145)	0.	1734		(38,490,490)
Swiss francs	—	1,666,864	(1,666,864)	19.	4596		(32,436,504)

Total						Ps.	(1,911,654,014)

As of December 31, 2018
Foreign currency
	Asset	Liability	Net Asset (Liability)	Exchange rate		Equivalent in Mexican Pesos
U.S. dollar	8,458,532	80,583,838	(72,125,306)	19.	6829		(1,419,635,185)
Euro	14,459	15,714,542	(15,700,083)	22.	5054		(353,336,648)
Pounds sterling	—	816,469	(816,469)	25.	0878		(20,483,411)
Japanese yen	—	467,077,295	(467,077,295)	0.	1793		(83,746,959)
Swiss francs	—	2,843,298	(2,843,298)	19.	9762		(56,798,290)

Total						Ps.	(1,934,000,493)

The information related to “Cash and cash equivalents”, “Accounts receivable”, “Investment in joint ventures and associates”, “Long-term notes receivable and other assets”, “Debt”, “Leases” and “Derivative Financial Instruments” is described in the following notes, respectively:

•	Note 9, Cash and cash equivalents.

•	Note 10, Customers and other accounts receivable.

•	Note 12, Investment in joint ventures and associates.

•	Note 15, Long-term notes receivable and other assets.

•	Note 16, Debt.

•	Note 17, Leases.

•	Note 8, Derivative financial instruments.

B.	Fair value hierarchy
PEMEX values the fair value of its financial instruments under standard methodologies commonly applied in the financial markets. PEMEX’s related assumptions and inputs therefore fall under the three Levels of the fair value hierarchy for market participant assumptions, as described below.
The fair values determined by Level 1 inputs utilize quoted prices in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs are based on quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observed for assets or liabilities. Level 3 inputs are unobservable inputs for the assets or liabilities, and include situations where there is little, if any, market activity for the assets or liabilities.
Management uses appropriate valuation techniques based on the available inputs to measure the fair values of PEMEX’s applicable financial assets and liabilities.
When available, PEMEX measures fair value using Level 1 inputs, because they generally provide the most reliable evidence of fair value.